Provision (Benefit) for Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 8 – Provision (Benefit) for Income Taxes
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Current:
State	$2	$11	$3
Foreign	(22)	26	32
	(20)	37	35
Deferred:
State	15	—	—
Foreign	35	5	11
	50	5	11
Total provision (benefit)	$30	$42	$46

Reconciliations from the Provision (benefit) for income taxes at the federal statutory rate to the recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Provision at statutory rate	$402	$467	$577
Increases (decreases) in taxes resulting from:
Income not subject to federal tax	(402)	(467)	(577)
State income taxes	17	11	3
Foreign operations — net	13	31	43
Provision (benefit) for income taxes	$30	$42	$46

The 2013 state deferred provision includes $15 million related to the impact of a second-quarter 2013 Texas franchise tax law change.
Income before income taxes includes $61 million, $96 million, and $136 million of foreign income in 2013, 2012, and 2011, respectively.
Deferred tax liabilities, attributable to the taxable temporary differences from property, plant, and equipment, were $117 million and $72 million in 2013 and 2012, respectively.
Cash payments for income taxes (net of refunds) were $2 million, $54 million, and $35 million in 2013, 2012, and 2011, respectively.
As of December 31, 2013, we do not have any material unrecognized tax benefits.
Tax years after 2009 are subject to examination by the Texas Comptroller. Generally, tax returns for our Canadian entities are open to audit for tax years after 2007. Williams has indemnified us for any adjustments to foreign tax returns filed prior to the Canada Acquisition.